UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ];      Amendment Number:
     This Amendment (Check only one.):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Locust Wood Capital Advisers, LLC
Address:      1540 Broadway
              Suite 1510
              New York, NY   10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Paul Morris
Title:        Chief Financial Officer
Phone:        (212) 354-0193

Signature, Place and Date of Signing:

     /s/      Paul Morris          New York, NY          May 3, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total:      $427,661 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

No.      Form 13F File Number          Name

1.       28-11881                      Locust Wood Capital, LP
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

                                                    LOCUST WOOD CAPITAL, LP FORM
                                                   13-F INFORMATION TABLE REPORT
                                                     1ST QUARTER ENDED 3/31/2013

            COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                  VALUE X       SHARES OR   SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER           CLASS           CUSIP      $1000        PRN AMOUNT  PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE

ALTERRA CAPITAL HOLDINGS LIM     COM           G0229R108     5,663       179,840     SH          SOLE      NONE          5,663
ALTISOURCE RESIDENTIAL CORP      CL B          02153W100     3,934       190,963     SH          SOLE      NONE          3,934
AMERICAN INTL GROUP              *W EXP
                                 01/19/202     026874156     2,903       191,040     SH          SOLE      NONE          2,842
APPLE INC                        COM           037833100    10,452        23,611     SH          SOLE      NONE         10,452
ATLAS PIPELINE PARTNERS LP       UNIT LP INT   49392103         17        17,290     SH          SOLE      NONE             17
ATLAS RESOURCE PARTNERS LP       COM UNIT LTD
                                 PR            04941A101     3,145       130,000     SH          SOLE      NONE            121
BERKSHIRE HATHAWAY INC DEL       CL B NEW      084670702    13,290       127,540     SH          SOLE      NONE         13,290
BERKSHIRE HATHAWAY INC DEL       CL A          084670108    12,971            83     SH          SOLE      NONE         12,971
EASTMAN CHEM CO                  COM           277432100    14,266       204,185     SH          SOLE      NONE         14,266
EXXON MOBIL CORP                 COM           30231G102     2,505        27,800     SH          SOLE      NONE          2,505
GENERAL MTRS CO                  COM           37045V100    17,642       634,140     SH          SOLE      NONE         17,642
GLOBAL EAGLE ENTMT INC           COM           37951D102     1,389       141,750     SH          SOLE      NONE          1,389
GRACE W R & CO DEL NEW           COM           38388F108     9,286       119,810     SH          SOLE      NONE          9,286
HESS CORP                        COM           42809H107    26,541       370,635     SH          SOLE      NONE         26,541
HOWARD HUGHS CORP                COM           44267D107    35,782       426,938     SH          SOLE      NONE         35,782
INVESTORS BANCORP INC            COM           46146P102       428        22,800     SH          SOLE      NONE            428
JOHNSON & JOHNSON                COM           478160104     6,670        81,805     SH          SOLE      NONE          6,670
JPMORGAN CHASE & CO              COM           46625H100    14,755       310,888     SH          SOLE      NONE         14,755
KAPSTONE PAPER & PACKAGING CORP  COM           48562P103     5,997       215,725     SH          SOLE      NONE          5,997
KINDER MORGAN INC DEL            COM           49456B101    21,997       568,679     SH          SOLE      NONE         21,997
KINDER MORGAN INC DEL            *W EXP
                                 5/25/2017     49456B119    16,022     3,117,026     SH          SOLE      NONE         16,022
KKR & CO L P DEL                 COM UNITS     48248M102     7,626       394,700     SH          SOLE      NONE          7,626
LIBERTY INTERACTIVE
CORP                             INT COM SER A 53071M104    33,831     1,145,921     SH          SOLE      NONE         22,277
MACQUARIE INFRASTR CO LLC        MEMBERSHIP
                                 INT           55608B105     7,717       142,795     SH          SOLE      NONE          7,717
MARATHON PETE CORP               COM           56585A102     9,624       107,410     SH          SOLE      NONE          9,624
MARKEL CORP                      COM           570535104     6,766        13,437     SH          SOLE      NONE          6,766
MARKWEST ENERGY PARTNERS LP      UNIT LTD
                                 PARTNER       570759100        21        20,655     SH          SOLE      NONE             21
MORGAN STANLEY                   COM NEW       617446448    16,154       734,960     SH          SOLE      NONE         16,154
MOTOROLA SOLUTIONS INC           COM NEW       620076307    10,313       161,060     SH          SOLE      NONE         10,313
NEWCASTLE INVT CORP              COM           65105M108    21,225     1,900,180     SH          SOLE      NONE         21,225
OAKTREE CAP GROUP LLC            UNIT 99/99/99 674001201     2,062        40,411     SH          SOLE      NONE          2,062
ONEOK INC NEW                    COM           682680103       128       128,232     SH          SOLE      NONE            128
PBF ENERGY INC                   CL A          69318G106     8,202       220,672     SH          SOLE      NONE          8,202
PFIZER INC                       COM           717081103     4,251       147,300     SH          SOLE      NONE          4,251
PROCTER & GAMBLE CO              COM           742718109    11,152       144,715     SH          SOLE      NONE         11,152
QEP RES INC                      COM           74733V100    12,543       393,930     SH          SOLE      NONE         12,543
QUALCOMM INC                     COM           747525103     8,219       122,775     SH          SOLE      NONE          8,219
STAR GAS PARTNERS LP             UNIT LTD
                                 PARTNER       85512C105     2,510       552,840     SH          SOLE      NONE          2,510
STARZ                            LIBERTY CAP
                                 COM A         85571Q102     8,474       382,590     SH          SOLE      NONE          8,474
TARGET CORP                      COM           87612E106    10,767       157,290     SH          SOLE      NONE         10,767
TRAVELERS COMPANIES INC          COM           89417E109    10,951       130,075     SH          SOLE      NONE         10,951
WELLS FARGO & CO NEW             *W EXP
                                 10/28/2019    949746119       663        55,275     SH          SOLE      NONE            663
WILLLIAMS PARTNERS LP            COM UNIT L P  96950F104        18        17,612     SH          SOLE      NONE             18
YAHOO INC                        COM           984332106     8,792       373,665     SH          SOLE      NONE          8,792
                                                          --------    ----------                                       -------

FILING TOTALS                                              427,661    14,591,048                                       413,022